SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2023
SUBSEQUENT EVENTS

35. SUBSEQUENT EVENTS

At the date of this report there have been no matters or circumstances that have arisen since the end of the period which significantly, or may significantly affect:

–	The Company’s operations in future years;
–	The results of those operations in future years; or
–	The Company’s state of affairs in future years.

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